S-K 1602(c) Dilution	1 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 8.75
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	8.61
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.14
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (75,870)
Net Tangible Book Value Adjusted | $	$ 382,700
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,765,713
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (60,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(6,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 20,570
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Liability
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	(62,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Sale of Private Units
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 60,500,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Class B Ordinary Shares Issued and Outstanding
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Class A Ordinary shares included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	200,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Class A Ordinary shares included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	6,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	28,571
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	857,142
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(225,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Representative Shares
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	180,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 8.75
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.5
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.25
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (75,870)
Net Tangible Book Value Adjusted | $	$ 45,382,700
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	7,265,713
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (15,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(1,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 20,570
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Liability
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	(62,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Sale of Private Units
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 60,500,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Class B Ordinary Shares Issued and Outstanding
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Class A Ordinary shares included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	200,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Class A Ordinary shares included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	6,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	28,571
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	857,142
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(225,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Representative Shares
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	180,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 8.75
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.48
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.27
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (75,870)
Net Tangible Book Value Adjusted | $	$ 30,382,700
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,765,713
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (30,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(3,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 20,570
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Liability
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	(62,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Sale of Private Units
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 60,500,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Class B Ordinary Shares Issued and Outstanding
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Class A Ordinary shares included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	200,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Class A Ordinary shares included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	6,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	28,571
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	857,142
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(225,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Representative Shares
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	180,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 8.75
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.14
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.61
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (75,870)
Net Tangible Book Value Adjusted | $	$ 15,382,700
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	4,265,713
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (45,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(4,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 20,570
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Liability
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	(62,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Sale of Private Units
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 60,500,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Class B Ordinary Shares Issued and Outstanding
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Class A Ordinary shares included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	200,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Class A Ordinary shares included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	6,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	28,571
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	857,142
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(225,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Representative Shares
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	180,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 8.75
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	8.61
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.14
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (75,870)
Net Tangible Book Value Adjusted | $	$ 444,700
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	3,157,714
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (69,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(6,900,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 20,570
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Sale of Private Units
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 69,500,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Class B Ordinary Shares Issued and Outstanding
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Class A Ordinary shares included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	210,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Class A Ordinary shares included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	6,900,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	30,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	985,714
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Representative Shares
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	207,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 8.75
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.49
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.26
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (75,870)
Net Tangible Book Value Adjusted | $	$ 52,194,700
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	8,332,714
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (17,250,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(1,725,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 20,570
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Sale of Private Units
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 69,500,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Class B Ordinary Shares Issued and Outstanding
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Class A Ordinary shares included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	210,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Class A Ordinary shares included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	6,900,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	30,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	985,714
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Representative Shares
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	207,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 8.75
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.46
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.29
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (75,870)
Net Tangible Book Value Adjusted | $	$ 34,944,700
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,607,714
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (34,500,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(3,450,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 20,570
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Sale of Private Units
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 69,500,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Class B Ordinary Shares Issued and Outstanding
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Class A Ordinary shares included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	210,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Class A Ordinary shares included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	6,900,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	30,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	985,714
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Representative Shares
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	207,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 8.75
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.13
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.62
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (75,870)
Net Tangible Book Value Adjusted | $	$ 17,694,700
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	4,882,714
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (51,750,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(5,175,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 20,570
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Sale of Private Units
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 69,500,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Class B Ordinary Shares Issued and Outstanding
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Class A Ordinary shares included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	210,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Class A Ordinary shares included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	6,900,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in private units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	30,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Class A Ordinary shares underlying rights included in public units
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	985,714
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Representative Shares
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	207,000